18A. INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
18. INCOME TAXES

Income tax expense (benefit) is as follows:

	December 31,
	2016	2015
Current income tax expense (benefit)
Federal	$-	$-
State	-	-
	$-	$-
Deferred income tax expense (benefit)
Federal	$(10,854,954)	$(1,354,370)
State	(817,631)	(202,112)
	$(11,259,911)	$(1,556,482)
Change in valuation allowance (benefit)
Federal	$10,854,954	$1,354,370
State	817,631	202,112
	11,259,911	1,556,482
Income tax expense	$-	$-

At December 31, 2016 and 2015, the Company had deferred tax assets and liabilities as a result of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities.  Deferred tax values at December 31, 2016 and 2015, are as follows:

	December 31,
	2016	2015

Deferred tax assets:
Long Term:
Accrued expenses	$177,447	$184,726
Interest expense	329,942	726,575
Deferred Rent	3,418	11,251
Accrued compensation	829,051	779,967
Other expenses	-	3,649

Capitalized costs	$795,318	$829,108
Capitalized production costs	1,019,784	219,657
Charitable contributions	388,644	319,091
Net operating losses and credits	16,364,744	5,170,093
Valuation Allowance	(19,902,573)	(8,244,117)
Total deferred tax assets	$5,775	$14,130
Deferred tax liability:
Long term:
Prepaid expenses	-	(3,784)
Fixed assets	(5,775)	(10,346)
Total net deferred tax assets	$-	$-

As of December 31, 2016, the Company has approximately $44,600,000 of net operating loss carryforwards for U.S. federal income tax purposes that begin to expire in 2028.  Additionally, the Company has approximately $32,700,000 of net operating loss carryforwards for Florida state income tax purposes that begin to expire in 2029 and approximately $561,000 of California net operating loss carryforwards that begin to expire in 2032.  In assessing the ability to realize the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income during the periods in which these temporary differences become deductible.  Management believes it is more likely than not that the deferred tax asset will not be realized and has recorded a net valuation allowance of $19,902,573 and $8,229,988 as of December 31, 2016 and 2015, respectively.

The Company did not have any income tax expense or benefit for the years ended December 31, 2016 and 2015. A reconciliation of the federal statutory tax rate with the effective tax rate from continuing operations follows:

	2016	2015
Federal statutory tax rate	(34.0)%	(34.0)%
Permanent items affecting tax rate	4.9%	0.8%
State income taxes, net of federal income tax benefit	(2.2)%	(3.3)%
Change in Deferred Rate	0.2%	(1.2)%
Return to Provision Adjustment	(0.1)%	0.2%
Miscellaneous items	(0.2)%	(1.0)%
Change in valuation allowance	31.4%	38.5%
Effective tax rate	0.00%	0.00%

As of December 31, 2016 and 2015, the Company does not have any material unrecognized tax benefits and accordingly has not recorded any interest or penalties related to unrecognized tax benefits.  The Company does not believe that unrecognized tax benefits will significantly change within the next twelve months.  The Company and its subsidiaries file federal, Florida and California income tax returns. These returns remain subject to examination by taxing authorities for all years after December 31, 2012.